Stockholders' Equity and Stock-based Compensation (Tables)	9 Months Ended
Mar. 31, 2026
Stockholders' Equity and Stock-based Compensation [Abstract]
Schedule of Compensation Expense Allocated	For the three and nine months ended March 31, 2026, the Company recorded stock-based compensation expense allocated as follows (in thousands):

	For the Three Months Ended March 31, 2026	For the Nine Months Ended March 31, 2026
Selling, general and administrative and research and development expenses	$186	$186

Total	$186	$186

Summary of Restricted Stock Units ("RSUs") Activity
A summary of the restricted stock units (“RSUs”) activity during the nine months ended March 31, 2026 is presented below:

	Number of RSUs	Weighted Average Grant Date Price
RSUs June 30, 2025	—	—
Granted	326,312	$4.89
Vested	—	—
Forfeited	—	—

RSUs undelivered March 31, 2026	326,312	$4.89

Summary of the Warrant Activity
A summary of the warrant activity during the nine months ended March 31, 2026 is presented below:

Number of Warrants
Outstanding as of June 30, 2025	—
Issued	30,203,376
Exercised	(382,095)

Outstanding as of March 31, 2026	29,821,281

Schedule of Warrants Outstanding
The following table presents information related to warrants as of March 31, 2026:

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years
$9.38	9,131,600	4.7
$12.50	9,131,600	4.7
$18.75	9,131,600	4.7
$6.25	2,400,001	4.3
Various (> $47.00)	26,480	Various

	29,821,281